KILPATRICK STOCKTON LLP	Suite 2800 1100 Peachtree St. Atlanta GA 30309-4530 t 404 815 6500 f 404 815 6555 www.KilpatrickStockton.com

December 13, 2005	direct dial 404 815 6175 direct fax 404 541 3276 LLedbetter@KilpatrickStockton.com

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C.  20549

Attention:	Ms. Elaine Wolff
Branch Chief

Re:	Certegy Inc.
Preliminary Schedule 14A
Filed October 12, 2005
File No. 001-16427

Dear Ms. Wolff:

On behalf of Certegy Inc. (“Certegy”), we enclose for filing under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), Amendment No. 2 to the above-referenced preliminary proxy statement.  This letter, together with the enclosed amendment, sets forth Certegy’s responses to comments received from the staff set forth in your letter dated December 7, 2005.

The comments of the staff are set forth in their entirety in bold, italicized text below, and responses to such comments are set forth in the plain text immediately beneath such comment.  The number of responses and headings set forth below correspond to the numbered comments and headings on the letter from the staff.

Four copies of the amendment marked to show changes from the supplemental filing of the Amendment No. 1 to the above referenced preliminary proxy statement filed November 23, 2005, are being provided via overnight courier with copies of this letter for the convenience of the staff.

Preliminary Schedule 14A General

1.                                      We note your response to prior comment 49.  While it may be appropriate to caution investors as to the weight to place on the representations and warranties, we continue to believe that it is not appropriate to qualify information contained in your proxy by reference to information that is not in the public record.  All material qualifications should be discussed in order to bring your disclosure of representations and warranties up to date and the blanket qualification on page 76 should be removed.  Also, your disclosure suggests that there is information contained in schedules to the merger agreement that have not yet been made public.   Please provide us with a copy of this information and tell us why it is appropriate to omit it from your proxy without the benefit of a confidential treatment request.

Response

We have revised the disclosure on page 81 of the revised proxy statement in response to your comment.  We have provided the schedules to the merger agreement under separate cover on a confidential and supplemental basis pursuant to Rule 12b-4 under the Exchange Act of 1934, as amended.  In accordance with such Rule, we have requested that these materials be returned to us following completion of the staff's review thereof. By separate letter, we have also requested confidential treatment of such materials pursuant to the provisions of 17 C.F.R § 200.83.

2.                                      We note your response to prior comment 35 and further note that you appear to have received preliminary non-binding offers from up to three private equity firms.  Please revise to summarize the terms of these offers and why they were rejected.

Response

We have revised the disclosure on pages 42 and 43 of the revised proxy statement to respond to your comments.  Regarding the rejection of proposals, note that Certegy did not reject the proposals.  Rather the two private equity firms with whom discussions were continued elected not to proceed, as indicated in the fourth full paragraph on page 43.

Question and Answers…page 1

3.                                      Refer to your statement in the second answer on page 3 that failure to submit a proxy would have no impact on the results assuming more than 50% of shares entitled to vote are in fact voted.  Please clarify this answer by disclosing that failure to submit a proxy does not constitute a vote of any kind but could deprive you of the quorum required under NYSE rules, assuming that less than 50% of the shares entitled to vote are in fact voted.  Also, if more than 50% of the shares entitled to vote are in fact voted a failure to submit a proxy that would otherwise have been voted against a proposal will not count as a vote against the proposal.  Further, if abstentions and broker non-votes are counted towards the quorum requirement, please disclose this here.

Response

We have revised the disclosure on pages 3-4 and 38-39 in response to your comment.  With respect to the last sentence of your comment, we have revised the disclosure to state that an abstention is a “vote cast” for purposes of the NYSE requirement that the “total vote cast on the proposal represents over 50% in interest of all securities entitled to vote on the proposal,” while a broker non-vote is not.

Summary of the Merger, page 5

Matters to be Considered in Deciding How to Vote, page 7

Certegy’s Financial Advisors Have Provided Opinions …page 7

4.                                      Please break out your discussion of conflicts of interest under a separate heading and make it clear that these conflicts may have influenced your financial advisors in rendering their opinions.

Response

We have revised the disclosure on page 8 of the revised proxy statement to break out the conflict of interest discussion under a separate heading entitled “Certegy’s Financial Advisors Have Certain Conflicts of Interest That May Have Influenced Their Opinions to Certegy’s Board of Directors (Pages 60 and 69).”

Risk Factors, page 21

Risks Related to FIS or its Business, page 26

If FIS were to lose any of its largest customers...page 29

5.                                      Please quantify the revenue associated with each customer and state the dates upon which agreements with these customers may be terminated without penalty.

Response

We have revised page 30 of the revised proxy statement in response to your comment.

The Special Meeting, page 35

6.                                      Please revise to include the statement contained in your response to prior comment 2, that you will not use discretionary authority to adjourn or postpone the meeting to solicit additional votes.  Also, please tell us how this statement comports with your disclosure on page 37, that the special meeting maybe adjourned to solicit additional proxies until a quorum is represented.

Response

We have revised the disclosure on page 36 of the revised proxy statement to include a statement that discretionary authority will not be used by the proxy holders to vote to adjourn or postpone the special meeting to solicit additional votes.  Additionally, we have revised the disclosure on pages 38 and 39 to make clear that the proxy holders will not use their discretionary authority to adjourn or postpone the special meeting to solicit additional proxies.

Quorum, page 37

7.                                      Refer to your statement that broker non-votes are counted for purposes of establishing a quorum.  Please explain how this statement comports with your statement in the next section, that broker non-votes are not counted toward the requirement that more than 50% of eligible voting shares be cast.

Response

The NYSE 50% requirement is more analogous to a “required vote” provision than a quorum provision.  This is because the NYSE requirement depends on the number of “votes cast,” as opposed to the number of shares present and entitled to vote, which is how a quorum is determined.

Under state corporate law and Certegy’s bylaws, the presence in person or by proxy of a majority of the votes “entitled to be cast” on a matter constitutes a quorum for action on that matter.  A share that is broker non-voted is considered present and “entitled to be cast” on the matters up for vote at the special meeting for state law purposes, and thus contributes towards establishing a quorum.  A share that is broker non-voted is similarly considered to be “entitled to vote” for purposes of the NYSE requirement that the “total vote cast on the proposal represents over 50% in interest of all securities entitled to vote on the proposal.”

However, while a share that is broker non-voted is present and “entitled to be cast” for state law quorum purposes and “entitled to vote” for NYSE purposes, a broker non-vote is not a “vote cast” for NYSE purposes (or for state law purposes for that matter, although that fact is not pertinent to the matters being acted upon at the special meeting).  We have clarified this distinction on pages 38-39 in response to your comment.

The Merger, page 39

Certegy’s Reasons for the Merger…  page 43

8.                                      We note your response to prior comment 36 and reissue that part of the comment seeking disclosure of combined run-rate revenue and run-rate EBITDA and accretion on a cash basis, including an explanation of what these figures represent (i.e., why they are significant to you) and how they were calculated.  These figures were presented to investors in your conference call as key benefits of the merger and should be discussed thoroughly in your proxy statement.

We have added a section captioned “Potential Financial Benefits of the Merger” at page 49 that discusses potential cost and marketing synergies and run-rate revenue and EBITDA and cash earnings per share accretion.  The presentation has been updated to reflect the availability of third quarter results and the pro forma financial statements that are included in the proxy statement.

Opinions of Certegy’s Financial Advisors....  page 46

9.                                      We note your response to prior comment 39.  Please state whether FIS determined or Citigroup or Deutsche Bank recommended the amount of consideration to be paid.  Also, please quantify payments to Citigroup and Deutsche Bank by FIS and its affiliates over the last two years.  Refer to Items 15(b)(4) and (5) of Regulation M-A.

Response

Per our telephone discussion on December 9, 2005, we understand that the first request of this comment has been withdrawn since this matter was addressed in the proxy statement.

Regarding the quantification of payments to Citigroup and Deutsche Bank over the last two years, we have revised pages 60 (with respect to Citigroup) and 69 (with respect to Deutsche Bank) of the revised proxy statement to reflect this disclosure in response to your comment.

Deutsche Bank’s Financial Analysis, page 57

Accretion/(Dilution) Analysis, page 58

10.                               Please include more detailed disclosure of the analyst’s findings to show the level of accretion with and without assumed synergies.

Response

We have revised page 63 of the revised proxy statement in response to your comment.

The Merger Agreement and Related Documents, page 76 Other Agreements, page 89.

11.                               On page 90, please describe briefly what contracts (or kinds of contracts) FIS has agreed to terminate or modify and why.

Response

We have revised pages 95 and 129-130 of the revised proxy statement in response to your comment.

Business of Fidelity National Information Services, Inc., page 104

Overview, page 104

12.                               Please provide a time frame for your statement regarding the number of deposit accounts and non-mortgage consumer loans and leases processed on FIS’s platform.

Response

We have revised page 109 of the revised proxy statement in response to your comment.

Challengers, page 107

13.                               Please revise to discuss the challenges of overseas expansion and, if applicable, saturation of the U.S.  market.  From the material provided to us, it appears that financial information technology customers are unlikely to switch vendors due, in significant part, to the cost of switching.  This suggests that it maybe difficult to win customers from key competitors.  Please discuss the impact of this stickiness on your market prospects both in the U.S. and abroad.  Also, please consider whether additional risk factor disclosure may be warranted.

Response

We have revised page 112 of the revised proxy statement in response to your comment.

Financial Institution Software and Services, page 108

14.                               We note your response to prior comment 58.  Please revise the additional material sent to us to show more clearly how it supports the various rankings upon which you rely, including the: 100 largest banks; five largest captive automotive finance companies; 50 largest commercial lenders; 50 largest mortgage loan originators; 25 largest loan servicers; and 20 largest sub-prime loan servicers.  Also, please provide investors with a relevant time frame for these rankings.

Response

We have revised the additional material sent to the staff, sent to you under separate cover concurrently with the transmittal of this letter, in response to your comment.  We have also revised pages 114 and 116 of the revised proxy statement in response to your comment.

Assuming staff approval of the foregoing responses, and approval of Certegy’s responses to any further staff comments, Certegy presently anticipates a special meeting date of January 23, 2006, and accordingly, would like to be in a position to mail the definitive proxy statement by the end of this week.  We appreciate the staff’s prompt review of Certegy’s supplemental submission, and we hope that the staff will work with us to meet Certegy’s schedule.  If you have any questions or comments about the matters discussed herein, please contact the undersigned at (404) 815-6175 (direct) or (404) 541-3276 (facsimile), on behalf of Certegy, or Robert S. Rachofsky, Esq. of Lebouef, Lamb, Greene & MacRae LLP, at (212) 424-8088, on behalf of FNF and FIS.

Very truly yours,

KILPATRICK STOCKTON LLP

/s/ Larry D. Ledbetter

Larry D. Ledbetter

Enclosures

cc:	Eric McPhee
Daniel Gordon
Geoffrey Ossias, Esq.
Securities and Exchange Commission

Walter Korchun, Esq.
Certegy Inc.

Todd Johnson, Esq.
Fidelity National Financial, Inc.

Robert S. Rachofsky, Esq.
Lebouef, Lamb, Greene & MacRae LLP